Related Party Transactions (Other Transactions between the Group and Sinopec Group and Its Subsidiaries, Associates and Joint Ventures of the Group) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	¥ 3,054,220	¥ 2,090,009	¥ 1,617,928
Purchase	4,412,559	4,659,528	4,029,376
Interest income	268,379	133,484	49,302
Loans borrowed	0	0	5,720,000
Loans repayment	0	370,000	6,420,000
Interest expense	54,384	53,617	211,942
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	10,531	38,389	151,417
Purchase	378,111	1,056,737	421,803
Insurance premiums expenses	126,405	123,621	117,914
Lease expenses	53,960	53,960	0
Construction and installation cost	172,404	177,792	158,822
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	3,043,689	2,051,620	1,466,511
Purchase	4,034,448	3,602,791	3,607,573
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Interest income	5,147	232	624
Loans borrowed	0	0	5,720,000
Loans repayment	0	370,000	6,420,000
Interest expense	¥ 0	¥ 3,322	¥ 31,328